Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
22.	Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. All revenues are generated from the subsidiaries located in China. Total long-lived assets of $208,618 including prepaid land lease payments, property, plant and equipment are all located in mainland China (December 31, 2019 - $82,275). The Company’s total assets by geographic location are as follows:

	December 31,
	2020	2019
Assets
Mainland China	$1,824,380	$384,297
Outside Mainland China	76,946	68,002
Total Assets	$1,901,326	$452,299

The Company’s revenues by market type are as follows:

	For the year ended December 31,
	2020	2019	2018
Sales
EPI	$96,799	$6,896	$10,357
Private Pay	268,821	220,217	204,764
Export	145,004	18,940	14,529
Total Sales	$510,624	$246,053	$229,650

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2020	2019	2018
Sales
Mainland China	$365,620	$227,113	$215,121
Outside Mainland China	145,004	18,940	14,529
Total Sales	$510,624	$246,053	$229,650